Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013
Ordinary Shares, par value	$ 0.0125
Ordinary Shares, shares authorized	26,804,639
Ordinary Shares, shares issued	4,660,025
Ordinary Shares, shares outstanding	4,660,025
Series A Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	4,800,000
Convertible preferred shares, shares issued	4,800,000
Convertible Preferred Shares, Shares Outstanding	4,800,000
Convertible preferred shares, liquidation value	$ 6,000
Series B Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	4,681,416
Convertible preferred shares, shares issued	4,255,843
Convertible Preferred Shares, Shares Outstanding	4,255,843
Convertible preferred shares, liquidation value	13,092
Series B-1 Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	4,551,709
Convertible preferred shares, shares issued	4,049,276
Convertible Preferred Shares, Shares Outstanding	4,049,276
Convertible preferred shares, liquidation value	16,191
Series B-2 Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	3,571,514
Convertible preferred shares, shares issued	2,839,409
Convertible Preferred Shares, Shares Outstanding	2,839,409
Convertible preferred shares, liquidation value	$ 7,947
Pro Forma [Member]
Ordinary Shares, par value	$ 0.0125
Ordinary Shares, shares authorized	26,804,639
Ordinary Shares, shares issued	0
Ordinary Shares, shares outstanding	0
Pro Forma [Member] | Series A Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	4,800,000
Convertible Preferred Shares, Shares Outstanding	0
Pro Forma [Member] | Series B Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	4,681,416
Convertible Preferred Shares, Shares Outstanding	0
Pro Forma [Member] | Series B-1 Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	4,551,709
Convertible Preferred Shares, Shares Outstanding	0
Pro Forma [Member] | Series B-2 Convertible Preferred Shares [Member]
Convertible preferred shares, par value	$ 0.0125
Convertible preferred shares, shares authorized	3,571,514
Convertible Preferred Shares, Shares Outstanding	0